UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)

Charles P. Nelson
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 30, 2014

ITEM 1.    REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West S&P Small Cap 600® Index Fund (Initial Class and Class L)

Semi-Annual Report

June 30, 2014

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Sector as of June 30, 2014

Sector	Percentage of Fund Investments
Basic Materials	4.27%
Communications	3.67%
Consumer, Cyclical	14.52%
Consumer, Non-cyclical	15.93%
Energy	4.77%
Financial	19.58%
Industrial	16.84%
Technology	10.15%
Utilities	3.62%
Short Term Investments	6.65%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2014 to June 30, 2014).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(1/01/14)	(6/30/14)	(1/01/14 - 6/30/14)
Initial Class
Actual	$1,000.00	$1,028.90	$3.04

Hypothetical (5% return before expenses)	$1,000.00	$1,021.80	$3.03

Class L
Actual	$1,000.00	$1,027.60	$4.26

Hypothetical (5% return before expenses)	$1,000.00	$1,020.60	$4.24

*Expenses are equal to the Fund's annualized expense ratio of 0.60% for the Initial Class shares and 0.85% for the Class L shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Shares		Fair Value
COMMON STOCK
Basic Materials — 4.52%
30,378	A Schulman Inc	$1,175,629
27,461	Aceto Corp	498,143
145,126	AK Steel Holding Corp (a)(b)	1,155,203
25,297	American Vanguard Corp	334,426
31,451	Balchem Corp	1,684,516
54,013	Century Aluminum Co (a)	846,924
21,774	Clearwater Paper Corp (a)	1,343,891
11,567	Deltic Timber Corp	698,878
67,686	Globe Specialty Metals Inc	1,406,515
9,299	Hawkins Inc	345,365
52,657	HB Fuller Co	2,532,802
23,636	Innophos Holdings Inc	1,360,724
57,937	Intrepid Potash Inc (a)	971,024
18,752	Kaiser Aluminum Corp	1,366,458
83,385	KapStone Paper & Packaging Corp (a)	2,762,545
34,055	Kraton Performance Polymers Inc (a)	762,491
21,198	Materion Corp	784,114
17,423	Neenah Paper Inc	926,032
33,408	OM Group Inc	1,083,421
45,691	PH Glatfelter Co	1,212,182
13,596	Quaker Chemical Corp	1,044,037
31,663	Schweitzer-Mauduit International Inc	1,382,407
19,516	Stepan Co	1,031,616
126,071	Stillwater Mining Co (a)	2,212,546
56,319	US Silica Holdings Inc	3,122,325
53,334	Wausau Paper Corp	577,074
24,466	Zep Inc	432,070
		33,053,358

Communications — 3.88%
84,403	8x8 Inc (a)	681,976
28,070	Anixter International Inc	2,808,965
10,449	Atlantic Tele-Network Inc	606,042
15,398	Black Box Corp	360,929
44,189	Blucora Inc (a)	833,846
13,554	Blue Nile Inc (a)	379,512
35,027	CalAmp Corp (a)	758,685
30,362	Cbeyond Inc (a)	302,102
219,116	Cincinnati Bell Inc (a)	861,126
33,576	comScore Inc (a)	1,191,276
16,729	Comtech Telecommunications Corp	624,494
36,304	Dice Holdings Inc (a)	276,273
30,520	EW Scripps Co Class A (a)	645,803

Shares		Fair Value
Communications — (Continued)
19,700	FTD Cos Inc (a)	$626,263
51,351	General Cable Corp	1,317,667
33,016	General Communication Inc Class A (a)	365,817
100,724	Harmonic Inc (a)	751,401
45,519	Harte-Hanks Inc	327,282
21,058	HealthStream Inc (a)	511,709
59,139	Ixia (a)	675,959
26,429	Liquidity Services Inc (a)(b)	416,521
23,780	LogMeIn Inc (a)	1,108,624
19,821	Lumos Networks Corp	286,810
37,983	NETGEAR Inc (a)	1,320,669
61,550	NIC Inc	975,567
15,041	NTELOS Holdings Corp (b)	187,411
24,352	OpenTable Inc (a)	2,522,867
18,805	Oplink Communications Inc (a)	319,121
35,314	Perficient Inc (a)	687,564
19,175	Procera Networks Inc (a)(b)	193,476
29,176	QuinStreet Inc (a)	160,760
27,409	Scholastic Corp	934,373
22,646	Sizmek Inc (a)	215,816
15,506	Stamps.com Inc (a)	522,397
21,708	USA Mobility Inc	334,303
29,997	VASCO Data Security International Inc (a)	347,965
44,581	ViaSat Inc (a)	2,583,915
26,898	XO Group Inc (a)	328,694
		28,353,980

Consumer, Cyclical — 15.35%
77,314	Aeropostale Inc (a)(b)	269,826
14,995	Allegiant Travel Co	1,765,961
12,919	American Woodmark Corp (a)	411,729
13,639	Arctic Cat Inc	537,649
37,575	Barnes & Noble Inc (a)	856,334
17,862	Big 5 Sporting Goods Corp	219,167
1,565	Biglari Holdings Inc (a)	661,948
26,168	BJ's Restaurants Inc (a)	913,525
25,775	Bob Evans Farms Inc (b)	1,290,039
78,875	Boyd Gaming Corp (a)	956,754
43,529	Brown Shoe Co Inc	1,245,365
29,632	Buckle Inc (b)	1,314,476
19,771	Buffalo Wild Wings Inc (a)(c)	3,276,252
81,145	Callaway Golf Co	675,126
40,468	Casey's General Stores Inc	2,844,496
28,950	Cash America International Inc	1,286,248
28,236	Cato Corp Class A	872,492

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Shares		Fair Value
Consumer, Cyclical — (Continued)
22,924	Children's Place Inc	$1,137,718
38,800	Christopher & Banks Corp (a)	339,888
25,064	Cracker Barrel Old Country Store Inc	2,495,622
93,624	Crocs Inc (a)	1,407,169
40,564	Daktronics Inc	483,523
17,116	DineEquity Inc	1,360,551
31,458	Dorman Products Inc (a)	1,551,509
19,247	DTS Inc (a)	354,337
27,831	Ethan Allen Interiors Inc (b)	688,539
58,300	Ezcorp Inc Class A (a)	673,365
51,828	Finish Line Inc Class A	1,541,365
30,072	First Cash Financial Services Inc (a)	1,731,846
44,910	Francesca's Holdings Corp (a)	661,973
36,022	Fred's Inc Class A	550,776
20,807	G&K Services Inc Class A	1,083,420
18,778	G-III Apparel Group Ltd (a)	1,533,411
25,123	Genesco Inc (a)	2,063,352
22,259	Group 1 Automotive Inc	1,876,656
20,638	Haverty Furniture Cos Inc	518,633
26,860	Hibbett Sports Inc (a)	1,455,006
50,379	Iconix Brand Group Inc (a)(b)	2,163,274
60,224	Interface Inc	1,134,620
40,833	Interval Leisure Group Inc	895,876
30,787	iRobot Corp (a)(b)	1,260,728
42,512	Jack in the Box Inc	2,543,918
14,418	Kirkland's Inc (a)	267,454
54,471	La-Z-Boy Inc	1,262,093
23,438	Lithia Motors Inc Class A	2,204,813
28,471	Lumber Liquidators Holdings Inc (a)(b)	2,162,372
25,172	M/I Homes Inc (a)	610,924
17,756	Marcus Corp	324,047
24,505	MarineMax Inc (a)	410,214
31,058	Marriott Vacations Worldwide Corp (a)	1,820,931
47,455	Men's Wearhouse Inc	2,647,989
38,792	Meritage Homes Corp (a)	1,637,410
42,580	Mobile Mini Inc	2,039,156
9,654	Monarch Casino & Resort Inc (a)	146,162
31,475	Multimedia Games Holding Co Inc (a)	932,919
13,331	MWI Veterinary Supply Inc (a)	1,892,869
15,339	Oxford Industries Inc	1,022,651
32,227	Papa John's International Inc	1,366,103
54,587	Pep Boys-Manny Moe & Jack (a)	625,567
11,887	Perry Ellis International Inc (a)	207,309

Shares		Fair Value
Consumer, Cyclical — (Continued)
20,366	PetMed Express Inc (b)	$274,534
62,570	Pinnacle Entertainment Inc (a)	1,575,513
47,321	Pool Corp	2,676,476
137,721	Quiksilver Inc (a)(b)	493,041
13,943	Red Robin Gourmet Burgers Inc (a)	992,742
44,909	Regis Corp	632,319
62,323	Ruby Tuesday Inc (a)	473,032
38,161	Ruth's Hospitality Group Inc	471,288
48,370	Ryland Group Inc	1,907,713
29,722	ScanSource Inc (a)	1,131,814
49,286	Scientific Games Corp Class A (a)	548,060
57,148	Select Comfort Corp (a)	1,180,678
41,839	Skechers U.S.A. Inc Class A (a)	1,912,042
54,976	SkyWest Inc	671,807
35,088	Sonic Automotive Inc Class A	936,148
54,790	Sonic Corp (a)	1,209,763
31,774	Stage Stores Inc	593,856
21,349	Standard Motor Products Inc	953,660
156,275	Standard Pacific Corp (a)	1,343,965
28,589	Stein Mart Inc	397,101
60,314	Steven Madden Ltd (a)	2,068,770
24,120	Superior Industries International Inc	497,354
61,834	Texas Roadhouse Inc	1,607,684
54,694	Titan International Inc (b)	919,953
59,211	Toro Co (c)	3,765,820
38,828	Tuesday Morning Corp (a)	691,915
15,836	UniFirst Corp	1,678,616
41,192	United Stationers Inc	1,708,232
16,617	Universal Electronics Inc (a)	812,239
32,264	Vitamin Shoppe Inc (a)	1,387,997
21,148	VOXX International Corp (a)	199,003
29,602	Winnebago Industries Inc (a)	745,378
105,995	Wolverine World Wide Inc	2,762,230
22,239	Zumiez Inc (a)	613,574
		112,319,762

Consumer, Non-cyclical — 16.84%
22,238	Abaxis Inc	985,366
37,754	ABIOMED Inc (a)(b)	949,136
54,033	ABM Industries Inc	1,457,810
42,957	Acorda Therapeutics Inc (a)	1,448,081
75,704	Affymetrix Inc (a)	674,523
37,076	Air Methods Corp (a)(b)	1,914,975
75,139	Akorn Inc (a)	2,498,372
18,689	Albany Molecular Research Inc (a)	376,023
83,681	Alliance One International Inc (a)	209,203

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Shares		Fair Value
Consumer, Non-cyclical — (Continued)
8,199	Almost Family Inc (a)	$181,034
34,434	Amedisys Inc (a)	576,425
18,879	American Public Education Inc (a)	649,060
48,175	AMN Healthcare Services Inc (a)	592,553
42,555	Amsurg Corp (a)	1,939,231
27,960	Andersons Inc	1,442,177
11,730	Anika Therapeutics Inc (a)	543,451
17,898	Annie's Inc (a)	605,310
55,716	B&G Foods Inc	1,821,356
25,597	Bio-Reference Labs Inc (a)	773,541
9,322	Boston Beer Co Inc Class A (a)(b)	2,083,653
50,353	Brink's Co	1,420,962
15,289	Cal-Maine Foods Inc	1,136,279
14,017	Calavo Growers Inc	474,195
32,049	Cambrex Corp (a)	663,414
34,873	Cantel Medical Corp	1,277,049
11,751	Capella Education Co	639,137
46,218	Cardtronics Inc (a)	1,575,109
61,301	Career Education Corp (a)	286,889
14,622	CDI Corp	210,703
60,463	Centene Corp (a)(c)	4,571,607
43,761	Central Garden & Pet Co Class A (a)	402,601
18,426	Chemed Corp (b)	1,726,885
28,329	CONMED Corp	1,250,725
11,663	Corvel Corp (a)	526,934
26,808	Cross Country Healthcare Inc (a)	174,788
24,061	CryoLife Inc	215,346
25,502	Cyberonics Inc (a)	1,592,855
19,764	Cynosure Inc Class A (a)	419,985
23,065	Diamond Foods Inc (a)(b)	650,433
30,454	Emergent Biosolutions Inc (a)	683,997
20,385	Ensign Group Inc	633,566
32,491	ExlService Holdings Inc (a)	956,860
13,417	Forrester Research Inc	508,236
31,665	Gentiva Health Services Inc (a)	476,875
25,986	Greatbatch Inc (a)	1,274,873
31,604	Green Dot Corp Class A (a)	599,844
54,726	Haemonetics Corp (a)	1,930,733
36,231	Hanger Inc (a)	1,139,465
73,831	Healthcare Services Group Inc	2,173,585
36,567	Healthways Inc (a)	641,385
38,176	Heartland Payment Systems Inc (b)	1,573,233
16,663	Heidrick & Struggles International Inc	308,266
27,712	Helen of Troy Ltd (a)	1,680,179
13,895	ICU Medical Inc (a)	844,955

Shares		Fair Value
Consumer, Non-cyclical — (Continued)
68,394	Impax Laboratories Inc (a)	$2,051,136
23,827	Insperity Inc	786,291
24,368	Integra LifeSciences Holdings Corp (a)	1,146,758
18,203	Inter Parfums Inc	537,899
29,257	Invacare Corp	537,451
17,320	IPC The Hospitalist Co Inc (a)	765,890
18,470	ITT Educational Services Inc (a)(b)	308,264
15,166	J&J Snack Foods Corp	1,427,424
27,599	Kelly Services Inc Class A	473,875
67,114	Kindred Healthcare Inc	1,550,333
51,708	Korn/Ferry International (a)	1,518,664
10,024	Landauer Inc	421,008
28,909	Lannett Co Inc (a)	1,434,465
12,488	LHC Group Inc (a)	266,869
21,440	Ligand Pharmaceuticals Inc (a)	1,335,498
38,259	Luminex Corp (a)	656,142
28,996	Magellan Health Inc (a)	1,804,711
53,647	Masimo Corp (a)	1,266,069
28,452	Matthews International Corp Class A	1,182,750
71,309	MAXIMUS Inc	3,067,713
68,206	Medicines Co (a)	1,982,066
12,171	Medifast Inc (a)	370,120
42,455	Meridian Bioscience Inc	876,271
42,292	Merit Medical Systems Inc (a)	638,609
29,763	Molina Healthcare Inc (a)	1,328,323
48,761	Momenta Pharmaceuticals Inc (a)	589,033
31,031	Monro Muffler Brake Inc	1,650,539
97,080	Monster Worldwide Inc (a)	634,903
29,287	Natus Medical Inc (a)	736,275
51,320	Navigant Consulting Inc (a)	895,534
38,034	Neogen Corp (a)	1,539,236
29,084	Nutrisystem Inc	497,627
48,472	NuVasive Inc (a)	1,724,149
48,238	On Assignment Inc (a)	1,715,826
59,518	PAREXEL International Corp (a)(c)	3,144,931
31,126	PharMerica Corp (a)	889,892
53,874	Prestige Brands Holdings Inc (a)	1,825,790
58,455	Questcor Pharmaceuticals Inc (b)(c)	5,406,503
30,465	Repligen Corp (a)	694,297
41,948	Resources Connection Inc	549,938
22,221	Sagent Pharmaceuticals Inc (a)	574,635
21,415	Sanderson Farms Inc	2,081,538
6,859	Seneca Foods Corp Class A (a)	209,885
51,745	Snyder's-Lance Inc	1,369,173
38,966	SpartanNash Co	818,676

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Shares		Fair Value
Consumer, Non-cyclical — (Continued)
58,533	Spectrum Pharmaceuticals Inc (a)(b)	$475,873
11,579	Strayer Education Inc (a)(b)	608,013
14,264	SurModics Inc (a)	305,535
37,040	Symmetry Medical Inc (a)	328,174
19,028	TeleTech Holdings Inc (a)	551,622
38,355	TreeHouse Foods Inc (a)	3,071,085
43,544	TrueBlue Inc (a)	1,200,508
22,266	Universal Technical Institute Inc	270,309
21,902	Viad Corp	522,144
14,954	WD-40 Co	1,124,840
73,896	West Pharmaceutical Services Inc (c)	3,116,933
		123,221,243

Energy — 5.05%
36,724	Approach Resources Inc (a)(b)	834,737
221,798	Arch Coal Inc (b)	809,563
36,077	Basic Energy Services Inc (a)	1,054,170
47,831	C&J Energy Services Inc (a)(b)	1,615,731
43,529	Carrizo Oil & Gas Inc (a)	3,014,819
64,455	Cloud Peak Energy Inc (a)	1,187,261
46,359	Comstock Resources Inc	1,336,994
16,056	Contango Oil & Gas Co (a)	679,329
61,683	Exterran Holdings Inc	2,775,118
49,423	Flotek Industries Inc (a)	1,589,444
130,939	Forest Oil Corp (a)	298,541
24,288	FutureFuel Corp	402,938
13,749	Geospace Technologies Corp (a)	757,295
32,834	Green Plains Inc	1,079,254
13,018	Gulf Island Fabrication Inc	280,147
34,364	Hornbeck Offshore Services Inc (a)(b)	1,612,359
134,659	ION Geophysical Corp (a)	568,261
27,554	Matrix Service Co (a)	903,496
89,238	Newpark Resources Inc (a)	1,111,905
60,491	Northern Oil & Gas Inc (a)(b)	985,398
37,542	PDC Energy Inc (a)	2,370,777
56,198	Penn Virginia Corp (a)	952,556
61,548	PetroQuest Energy Inc (a)	462,841
66,382	Pioneer Energy Services Corp (a)	1,164,340
20,015	SEACOR Holdings Inc (a)	1,646,234
57,571	Stone Energy Corp (a)	2,693,747
72,477	SunCoke Energy Inc (a)	1,558,255

Shares		Fair Value
Energy — (Continued)
45,980	Swift Energy Co (a)(b)	$596,820
66,731	Synergy Resources Corp (a)	884,186
33,899	Tesco Corp	723,405
81,312	TETRA Technologies Inc (a)	957,855
		36,907,776

Financial — 20.70%
59,921	Acadia Realty Trust REIT	1,683,181
15,883	Agree Realty Corp REIT	480,143
37,219	American Assets Trust Inc REIT	1,285,916
19,265	AMERISAFE Inc	783,508
61,052	Associated Estates Realty Corp REIT	1,100,157
41,960	Bank Mutual Corp	243,368
67,342	Bank of the Ozarks Inc	2,252,590
20,446	Banner Corp	810,275
84,039	BBCN Bancorp Inc	1,340,422
12,657	BofI Holding Inc (a)	929,910
83,492	Boston Private Financial Holdings Inc	1,122,132
75,338	Brookline Bancorp Inc	705,917
18,875	Calamos Asset Management Inc Class A	252,736
98,483	Capstead Mortgage Corp REIT	1,295,051
33,294	Cardinal Financial Corp	614,607
20,385	CareTrust Inc REIT (a)	403,623
72,430	Cedar Realty Trust Inc REIT	452,688
52,051	Chesapeake Lodging Trust REIT	1,573,502
16,149	City Holding Co (b)	728,643
54,934	Columbia Banking System Inc	1,445,314
42,783	Community Bank System Inc	1,548,745
21,993	CoreSite Realty Corp REIT	727,309
Financial — (Continued)
194,259	Cousins Properties Inc REIT	2,418,525
97,889	CVB Financial Corp	1,569,161
205,612	DiamondRock Hospitality Co REIT	2,635,946
31,098	Dime Community Bancshares Inc	491,037
32,695	EastGroup Properties Inc REIT	2,100,000
19,892	eHealth Inc (a)	755,299
32,123	Employers Holdings Inc	680,365
24,144	Encore Capital Group Inc (a)(b)	1,096,620
55,622	EPR Properties REIT (c)	3,107,601
36,553	Evercore Partners Inc Class A	2,106,915
53,744	Financial Engines Inc	2,433,528
105,094	First BanCorp (a)	571,711
96,424	First Commonwealth Financial Corp	889,029
59,253	First Financial Bancorp	1,019,744

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Shares		Fair Value
Financial — (Continued)
63,106	First Financial Bankshares Inc (b)	$1,979,635
79,624	First Midwest Bancorp Inc	1,355,997
171,803	FNB Corp	2,202,514
37,396	Forestar Group Inc (a)	713,890
89,772	Franklin Street Properties Corp REIT	1,129,332
39,586	FXCM Inc Class A (b)	592,207
75,821	Geo Group Inc REIT (a)	2,709,084
28,271	Getty Realty Corp REIT	539,411
77,195	Glacier Bancorp Inc	2,190,794
56,924	Government Properties Income Trust REIT	1,445,300
27,715	Greenhill & Co Inc	1,364,964
33,339	Hanmi Financial Corp	702,786
10,684	HCI Group Inc	433,770
100,968	Healthcare Realty Trust Inc REIT	2,566,607
35,019	HFF Inc Class A	1,302,357
36,601	Higher One Holdings Inc (a)	139,450
50,207	Home BancShares Inc	1,647,794
42,929	Horace Mann Educators Corp	1,342,390
24,544	Independent Bank Corp	941,999
11,912	Infinity Property & Casualty Corp	800,844
89,034	Inland Real Estate Corp REIT	946,431
50,139	Interactive Brokers Group Inc Class A	1,167,737
37,307	Investment Technology Group Inc (a)	629,742
139,280	Kite Realty Group Trust REIT	855,179
214,163	Lexington Realty Trust REIT (b)	2,357,935
36,226	LTC Properties Inc REIT	1,414,263
39,791	MarketAxess Holdings Inc	2,151,101
58,029	MB Financial Inc	1,569,684
49,028	Meadowbrook Insurance Group Inc	352,511
179,148	Medical Properties Trust Inc REIT	2,371,920
116,040	National Penn Bancshares Inc	1,227,703
11,074	Navigators Group Inc (a)	742,512
45,176	NBT Bancorp Inc	1,085,128
98,212	Northwest Bancshares Inc	1,332,737
109,723	Old National Bancorp	1,566,844
40,442	Oritani Financial Corp	622,402
21,238	Outerwall Inc (a)(b)	1,260,475
75,226	Parkway Properties Inc REIT	1,553,417
70,335	Pennsylvania REIT	1,323,705
35,171	Pinnacle Financial Partners Inc	1,388,551
17,262	Piper Jaffray Cos (a)	893,654
52,441	Portfolio Recovery Associates Inc (a)(c)	3,121,813
57,096	Post Properties Inc REIT (c)	3,052,352

Shares		Fair Value
Financial — (Continued)
69,884	PrivateBancorp Inc	$2,030,829
63,579	ProAssurance Corp	2,822,908
55,366	Provident Financial Services Inc	958,939
21,231	PS Business Parks Inc REIT	1,772,576
91,273	Retail Opportunity Investments Corp REIT	1,435,724
35,751	RLI Corp	1,636,681
31,245	S&T Bancorp Inc	776,438
49,347	Sabra Health Care Inc REIT	1,416,752
13,260	Safety Insurance Group Inc	681,299
13,340	Saul Centers Inc REIT	648,324
59,371	Selective Insurance Group Inc	1,467,651
16,698	Simmons First National Corp Class A	657,734
34,214	Sovran Self Storage Inc REIT	2,643,031
82,347	Sterling Bancorp	988,164
21,466	Stewart Information Services Corp	665,661
63,732	Stifel Financial Corp (a)	3,017,710
197,509	Susquehanna Bancshares Inc	2,085,695
28,418	SWS Group Inc (a)	206,883
100,213	Tanger Factory Outlet Centers Inc REIT (c)	3,504,449
15,945	Taylor Capital Group Inc (a)	340,904
44,985	Texas Capital Bancshares Inc (a)	2,426,941
12,289	Tompkins Financial Corp	592,084
95,743	TrustCo Bank Corp	639,563
39,527	UMB Financial Corp	2,505,617
64,940	United Bankshares Inc	2,099,510
39,640	United Community Banks Inc	648,907
22,230	United Fire Group Inc	651,784
13,426	Universal Health Realty Income Trust REIT	583,762
28,548	Universal Insurance Holdings Inc	370,268
26,724	Urstadt Biddle Properties Inc REIT Class A	557,997
36,742	ViewPoint Financial Group Inc	988,727
7,412	Virtus Investment Partners Inc (a)	1,569,491
31,150	WageWorks Inc (a)	1,501,742
70,343	Wilshire Bancorp Inc	722,423
48,620	Wintrust Financial Corp	2,236,520
10,942	World Acceptance Corp (a)(b)	831,154
		151,428,981

Industrial — 17.80%
29,691	AAON Inc	995,242
41,302	AAR Corp	1,138,283
74,908	Actuant Corp Class A	2,589,570
38,931	Advanced Energy Industries Inc (a)	749,422

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Shares		Fair Value
Industrial — (Continued)
39,223	Aegion Corp (a)	$912,719
20,440	Aerovironment Inc (a)	649,992
29,927	Albany International Corp Class A	1,136,029
18,040	AM Castle & Co (a)	199,162
8,039	American Science & Engineering Inc	559,434
12,964	Analogic Corp	1,014,303
30,664	Apogee Enterprises Inc	1,068,947
44,204	Applied Industrial Technologies Inc	2,242,469
25,098	ArcBest Corp	1,092,014
19,190	Astec Industries Inc	842,057
26,190	Atlas Air Worldwide Holdings Inc (a)	965,101
27,044	AZZ Inc	1,246,188
14,740	Badger Meter Inc	776,061
49,758	Barnes Group Inc	1,917,673
9,407	Bel Fuse Inc Class B	241,478
56,809	Benchmark Electronics Inc (a)	1,447,493
33,527	Boise Cascade Co (a)	960,213
48,229	Brady Corp Class A	1,440,600
49,052	Briggs & Stratton Corp	1,003,604
38,124	Bristow Group Inc	3,073,557
55,647	Calgon Carbon Corp (a)	1,242,598
43,785	Checkpoint Systems Inc (a)	612,552
18,320	CIRCOR International Inc	1,413,022
86,720	Cognex Corp (a)(c)	3,330,048
26,232	Coherent Inc (a)	1,735,771
38,470	Comfort Systems USA Inc	607,826
34,068	CTS Corp	637,072
21,812	Cubic Corp	970,852
50,437	Curtiss-Wright Corp (c)	3,306,650
172,554	Darling Ingredients Inc (a)(c)	3,606,379
22,730	Drew Industries Inc	1,136,727
10,899	DXP Enterprises Inc (a)	823,310
35,809	Dycom Industries Inc (a)	1,121,180
26,469	Electro Scientific Industries Inc	180,254
70,310	EMCOR Group Inc (c)	3,130,904
19,803	Encore Wire Corp	971,139
49,544	EnerSys Inc (c)	3,408,132
23,926	EnPro Industries Inc (a)	1,750,426
19,834	Era Group Inc (a)	568,839
27,054	ESCO Technologies Inc	937,151
13,874	Exponent Inc	1,028,202
30,729	Fabrinet (a)	633,017
17,993	FARO Technologies Inc (a)	883,816
66,726	Federal Signal Corp	977,536
32,471	Forward Air Corp	1,553,737

Shares		Fair Value
Industrial — (Continued)
41,279	Franklin Electric Co Inc	$1,664,782
62,258	GenCorp Inc (a)(b)	1,189,128
29,855	Gibraltar Industries Inc (a)	463,051
45,836	Griffon Corp	568,366
13,025	Haynes International Inc	737,085
75,691	Headwaters Inc (a)	1,051,348
52,114	Heartland Express Inc	1,112,113
66,429	Hillenbrand Inc	2,166,914
36,216	Hub Group Inc Class A (a)	1,825,286
58,029	II-VI Inc (a)	839,099
23,772	Intevac Inc (a)	190,414
28,309	John Bean Technologies Corp	877,296
28,599	Kaman Corp	1,222,035
62,884	Knight Transportation Inc	1,494,753
21,974	Koppers Holdings Inc	840,505
13,688	Lindsay Corp (b)	1,156,225
23,284	Littelfuse Inc	2,164,248
19,859	LSB Industries Inc (a)	827,525
16,954	Lydall Inc (a)	464,031
44,241	Matson Inc	1,187,428
16,106	Measurement Specialties Inc (a)	1,386,243
37,054	Methode Electronics Inc	1,415,833
46,840	Moog Inc Class A (a)(c)	3,414,168
18,494	Movado Group Inc	770,645
58,848	Mueller Industries Inc	1,730,720
27,785	Myers Industries Inc	558,201
5,028	National Presto Industries Inc (b)	366,240
40,482	Newport Corp (a)	748,917
9,785	Olympic Steel Inc	242,179
62,890	Orbital Sciences Corp (a)	1,858,399
28,096	Orion Marine Group Inc (a)	304,280
19,200	OSI Systems Inc (a)	1,281,600
21,174	Park Electrochemical Corp	597,319
32,302	PGT Inc (a)	273,598
35,278	Plexus Corp (a)	1,527,185
9,346	Powell Industries Inc	611,041
38,805	Quanex Building Products Corp	693,445
25,862	Roadrunner Transportation Systems Inc ADR (a)	726,722
29,621	Rofin-Sinar Technologies Inc (a)	712,089
18,926	Rogers Corp (a)	1,255,740
32,541	RTI International Metals Inc (a)	865,265
25,964	Saia Inc (a)	1,140,599
87,291	Sanmina Corp (a)	1,988,489
43,432	Simpson Manufacturing Co Inc	1,579,188
13,245	Standex International Corp	986,488

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Shares		Fair Value
Industrial — (Continued)
20,457	Sturm Ruger & Co Inc (b)	$1,207,168
54,213	Taser International Inc (a)	721,033
39,516	Teledyne Technologies Inc (a)(c)	3,839,770
19,567	Tennant Co	1,493,353
68,489	Tetra Tech Inc	1,883,447
22,275	Texas Industries Inc (a)(b)	2,057,319
26,571	Tredegar Corp	622,027
57,274	TTM Technologies Inc (a)	469,647
20,815	Universal Forest Products Inc	1,004,740
95,198	UTi Worldwide Inc (a)	984,347
19,479	Vicor Corp (a)	163,234
30,189	Watts Water Technologies Inc Class A	1,863,567
		130,214,628

Technology — 10.73%
13,832	Agilysys Inc (a)	194,755
48,682	Blackbaud Inc	1,739,895
38,819	Bottomline Technologies (DE) Inc (a)	1,161,465
69,912	Brooks Automation Inc	752,952
25,161	Cabot Microelectronics Corp (a)	1,123,439
24,378	CACI International Inc Class A (a)	1,711,579
21,646	CEVA Inc (a)	319,711
67,899	CIBER Inc (a)	335,421
64,924	Cirrus Logic Inc (a)	1,476,372
22,799	Cohu Inc	243,949
11,030	Computer Programs & Systems Inc	701,508
36,347	CSG Systems International Inc	949,020
45,681	Dealertrack Technologies Inc (a)	2,071,177
27,792	Digi International Inc (a)	261,801
28,579	Digital River Inc (a)	440,974
38,040	Diodes Inc (a)	1,101,638
25,400	DSP Group Inc (a)	215,646
34,342	Ebix Inc (b)	491,434
48,740	Electronics For Imaging Inc (a)	2,203,048
17,840	Engility Holdings Inc (a)	682,558
95,240	Entropic Communications Inc (a)	317,149
31,184	Epiq Systems Inc	438,135
48,597	Exar Corp (a)	549,146
142,491	GT Advanced Technologies Inc (a)(b)	2,650,333
33,068	Hittite Microwave Corp	2,577,651
31,134	iGATE Corp (a)	1,132,966
43,951	Insight Enterprises Inc (a)	1,351,054
16,955	Interactive Intelligence Group Inc (a)	951,684
46,835	j2 Global Inc (b)	2,382,028

Shares		Fair Value
Technology — (Continued)
64,509	Kopin Corp (a)	$210,299
79,794	Kulicke & Soffa Industries Inc (a)	1,137,862
49,861	LivePerson Inc (a)	506,089
80,422	Manhattan Associates Inc (a)	2,768,929
25,283	ManTech International Corp Class A	746,354
53,681	Medidata Solutions Inc (a)	2,298,084
34,811	Mercury Systems Inc (a)	394,757
47,069	Micrel Inc	530,938
99,692	Microsemi Corp (a)	2,667,758
9,445	MicroStrategy Inc Class A (a)	1,328,156
56,374	MKS Instruments Inc	1,761,124
37,218	Monolithic Power Systems Inc	1,576,182
41,279	Monotype Imaging Holdings Inc	1,162,829
15,654	MTS Systems Corp	1,060,715
23,765	Nanometrics Inc (a)	433,711
39,290	NetScout Systems Inc (a)	1,742,119
37,835	Omnicell Inc (a)	1,086,243
19,345	Pericom Semiconductor Corp (a)	174,879
31,938	Power Integrations Inc	1,837,713
53,781	Progress Software Corp (a)	1,292,895
90,736	QLogic Corp (a)	915,526
46,956	Quality Systems Inc	753,644
24,092	Rubicon Technology Inc (a)(b)	210,805
35,195	Rudolph Technologies Inc (a)	347,727
34,973	Super Micro Computer Inc (a)	883,768
40,424	Sykes Enterprises Inc (a)	878,414
37,627	Synaptics Inc (a)(b)(c)	3,410,511
31,849	Synchronoss Technologies Inc (a)	1,113,441
28,586	SYNNEX Corp (a)	2,082,490
98,062	Take-Two Interactive Software Inc (a)	2,180,899
35,403	Tangoe Inc (a)	533,169
49,864	Tessera Technologies Inc	1,100,997
178,903	TriQuint Semiconductor Inc (a)	2,828,456
30,491	Tyler Technologies Inc (a)	2,781,084
28,986	Ultratech Inc (a)	642,910
42,127	Veeco Instruments Inc (a)	1,569,652
27,592	Virtusa Corp (a)	987,794
		78,467,411

Utilities — 3.82%
40,083	ALLETE Inc	2,058,262
41,027	American States Water Co	1,363,327
63,316	Avista Corp	2,122,352
42,642	El Paso Electric Co	1,714,635

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

Shares		Fair Value
Utilities — (continued)
43,421	Laclede Group Inc	$2,108,090
43,705	New Jersey Resources Corp	2,498,178
28,235	Northwest Natural Gas Co	1,331,280
40,853	NorthWestern Corp	2,132,118
81,924	Piedmont Natural Gas Co Inc	3,064,777
34,499	South Jersey Industries Inc	2,084,085
48,889	Southwest Gas Corp	2,580,850
58,554	UIL Holdings Corp	2,266,625
43,783	UNS Energy Corp	2,644,931
		27,969,510

TOTAL COMMON STOCK — 98.69% (Cost $531,331,716)		$721,936,649

Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 0.34%
$2,500,000	Federal Home Loan Bank 0.00%, 07/01/2014	2,500,000

U.S. Treasury Bonds and Notes — 0.07%
500,000	U.S. Treasury Bills(d)(e) 0.00%, 09/11/2014	499,997

Repurchase Agreements — 6.63%
11,512,173	Undivided interest of 12.77% in a repurchase agreement (principal amount/value $90,127,418 with a maturity value of $90,127,593) with HSBC Securities (USA) Inc, 0.07%, dated 6/30/14 to be repurchased at $11,512,173 on 7/1/14 collateralized by U.S. Treasury securities, 0.00% - 6.38%, 7/10/14 - 8/15/42, with a value of $91,930,236. (f)	11,512,173

Principal Amount		Fair Value
Repurchase Agreements — (continued)
$11,512,173	Undivided interest of 15.47% in a repurchase agreement (principal amount/value $74,421,790 with a maturity value of $74,421,997) with Citigroup Global Markets Inc, 0.10%, dated 6/30/14 to be repurchased at $11,512,173 on 7/1/14 collateralized by U.S. Treasury securities and Government National Mortgage Association securities, 0.00% - 7.50%, 10/16/14 - 12/15/54, with a value of $75,910,229. (f)	$11,512,173
11,512,173	Undivided interest of 29.53% in a repurchase agreement (principal amount/value $38,988,495 with a maturity value of $38,988,614) with TD Securities (USA) Inc, 0.11%, dated 6/30/14 to be repurchased at $11,512,173 on 7/1/14 collateralized by various U.S. Government Agency securities, 0.12% - 5.63%, 7/6/16 - 6/1/44, with a value of $39,768,265. (f)	11,512,173
11,512,173	Undivided interest of 48.58% in a repurchase agreement (principal amount/value $23,699,731 with a maturity value of $23,699,790) with Scotia Capital (USA) Inc, 0.09%, dated 6/30/14 to be repurchased at $11,512,173 on 7/1/14 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.38%, 7/2/14 - 11/15/43, with a value of $24,173,787. (f)	11,512,173
2,423,250	Undivided interest of 9.87% in a repurchase agreement (principal amount/value $24,564,145 with a maturity value of $24,564,206) with BMO Capital Markets Corp, 0.09%, dated 6/30/14 to be repurchased at $2,423,250 on 7/1/14 collateralized by U.S. Treasury securities, 0.00% - 8.88%, 7/31/14 - 11/15/43, with a value of $25,055,447. (f)	2,423,250
		48,471,942
TOTAL SHORT TERM INVESTMENTS — 7.04% (Cost $51,471,939)		$51,471,939
TOTAL INVESTMENTS — 105.73% (Cost $582,803,655)		$773,408,588
OTHER ASSETS & LIABILITIES, NET — (5.73)%		$(41,901,187)
TOTAL NET ASSETS — 100.00%		$731,507,401

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan at June 30, 2014.

(c)	All or a portion of the security position has been pledged as collateral to cover segregation requirements on open futures contracts.

(d)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.

(e)	The security's yield to maturity was less than 0.01%.

(f)	Collateral received for securities on loan.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of June 30, 2014 (Unaudited)

At June 30, 2014, the Fund held the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Unrealized Appreciation
Russell 2000 Mini Long Futures	83	USD	$9,879,490	September 2014	$41,628

Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities
As of June 30, 2014 (Unaudited)

Great-West S&P Small Cap 600® Index Fund

ASSETS:
Investments in securities, fair value (including $47,189,479 of securities on loan)(a)	$724,936,646
Repurchase agreements, fair value(b)	48,471,942
Cash	2,769,028
Subscriptions receivable	1,515,886
Receivable for investments sold	7,715,476
Variation margin on futures contracts	44,164
Dividends receivable	686,975
Total Assets	786,140,117

LIABILITIES:
Payable to investment adviser	366,381
Payable upon return of securities loaned	48,471,942
Redemptions payable	1,375,094
Payable for investments purchased	4,417,938
Payable for distribution fees	1,361
Total Liabilities	54,632,716

NET ASSETS	$731,507,401

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$5,506,514
Paid-in capital in excess of par	504,097,901
Net unrealized appreciation on investments and futures contracts	190,646,561
Undistributed net investment income	271,188
Accumulated net realized gain on investments and futures contracts	30,985,237

NET ASSETS	$731,507,401

NET ASSETS BY CLASS
Initial Class	$724,780,230
Class L	$6,727,171

CAPITAL STOCK:
Authorized
Initial Class	100,000,000
Class L	35,000,000
Issued and Outstanding
Initial Class	54,648,157
Class L	416,985

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$13.26
Class L	$16.13

(a) Cost of investments	$534,331,713
(b) Cost of repurchase agreements	$48,471,942

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Operations
As of June 30, 2014 (Unaudited)

Great-West S&P Small Cap 600® Index Fund

INVESTMENT INCOME:
Interest	$525
Income from securities lending	208,093
Dividends	4,531,663
Foreign withholding tax	(254)
Total Income	4,740,027

EXPENSES:
Management fees	2,045,355
Distribution fees - Class L	7,372
Total Expenses	2,052,727

Less amount waived by distributor - Class L	27

Net Expenses	2,052,700

NET INVESTMENT INCOME	2,687,327

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	23,477,732
Net realized gain on futures contracts	764,441
Net Realized Gain on Investments	24,242,173

Net change in unrealized depreciation on investments	(4,649,538)
Net change in unrealized depreciation on futures contracts	(153,038)
Net Change in Unrealized Depreciation on Investments	(4,802,576)

Net Realized and Unrealized Gain on Investments and Futures Contracts	19,439,597

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$22,126,924

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets
As of June 30, 2014 (Unaudited)

	2014 (Unaudited)	2013
Great-West S&P Small Cap 600® Index Fund

OPERATIONS:
Net investment income	$2,687,327	$4,569,539
Net realized gain on investments	24,242,173	35,259,161
Net change in unrealized appreciation (depreciation) on investments	(4,802,576)	144,228,908
Net Increase in Net Assets Resulting from Operations	22,126,924	184,057,608

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(2,406,447)	(7,640,137)
Class L	(9,692)	(36,698)
From net investment income	(2,416,139)	(7,676,835)
From net realized gains
Initial Class	–	(23,152,503)
Class L	–	(123,527)
From net realized gains	0	(23,276,030)
Total Distributions	(2,416,139)	(30,952,865)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	171,584,650	269,031,102
Class L	3,702,682	4,276,976
Shares issued in reinvestment of distributions
Initial Class	2,406,447	30,792,640
Class L	9,692	160,225
Shares redeemed
Initial Class	(123,574,112)	(238,352,375)
Class L	(1,425,323)	(1,408,022)
Net Increase in Net Assets Resulting from Capital Share Transactions	52,704,036	64,500,546
Total Increase in Net Assets
	72,414,821	217,605,289

NET ASSETS:
Beginning of period	659,092,580	441,487,291
End of period(a)	$731,507,401	$659,092,580

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	13,454,808	23,347,208
Class L	237,720	291,029
Shares issued in reinvestment of distributions
Initial Class	182,445	2,421,384
Class L	604	10,284
Shares redeemed
Initial Class	(9,639,840)	(20,754,237)
Class L	(91,823)	(95,173)
Net Increase	4,143,914	5,220,495

(a) Including undistributed net investment income:	$271,188	$0

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Fiscal Years Ended December 31,
	Period Ended June 30, 2014 (Unaudited)	2013	2012	2011	2010	2009
Great-West S&P Small Cap 600® Index Fund - Initial Class

NET ASSET VALUE, BEGINNING OF PERIOD	$12.93	$9.66	$8.73	$9.14	$7.32	$5.90

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.05(a)	0.10(a)	0.13(a)	0.10	0.06	0.05
Net realized and unrealized gain (loss)	0.32	3.81	1.24	(0.07)	1.82	1.42
Total From Investment Operations	0.37	3.91	1.37	0.03	1.88	1.47

LESS DISTRIBUTIONS:
From net investment income	(0.04)	(0.16)	(0.15)	(0.10)	(0.06)	(0.05)
From net realized gains	–	(0.48)	(0.29)	(0.34)	–	–
Total Distributions	(0.04)	(0.64)	(0.44)	(0.44)	(0.06)	(0.05)

NET ASSET VALUE, END OF PERIOD	$13.26	$12.93	$9.66	$8.73	$9.14	$7.32

TOTAL RETURN(b)	2.89%(c)	40.59%	15.78%	0.36%	25.70%	24.95%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$724,780	$654,842	$440,737	$323,230	$319,792	$207,863
Ratio of expenses to average net assets	0.60%(d)	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets	0.79%(d)	0.84%	1.37%	0.62%	0.84%	0.82%
Portfolio turnover rate(e)	9%(c)	17%	13%	20%	20%	20%

(a)	Per share amounts are based upon average shares outstanding.

(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

(c)	Not annualized for periods less than one full year.

(d)	Annualized.

(e)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Fiscal Years Ended December 31,
	Period Ended June 30, 2014 (Unaudited)	2013	2012	2011(a)
Great-West S&P Small Cap 600® Index Fund - Class L

NET ASSET VALUE, BEGINNING OF PERIOD	$15.72	$11.67	$10.47	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.04(b)	0.09(b)	0.14(b)	0.14
Net realized and unrealized gain	0.39	4.60	1.48	0.79
Total From Investment Operations	0.43	4.69	1.62	0.93

LESS DISTRIBUTIONS:
From net investment income	(0.02)	(0.16)	(0.13)	(0.14)
From net realized gains	–	(0.48)	(0.29)	(0.32)
Total Distributions	(0.02)	(0.64)	(0.42)	(0.46)

NET ASSET VALUE, END OF PERIOD	$16.13	$15.72	$11.67	$10.47

TOTAL RETURN(c) (d)	2.76%(e)	40.25%	15.49%	9.31%(e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000)	$6,727	$4,251	$751	$185
Ratio of expenses to average net assets
Before waiver	0.85%(f)	0.85%	0.85%	0.88%(f)
After waiver	0.85%(f)	0.85%	0.84%	0.84%(f)
Ratio of net investment income to average net assets
Before waiver	0.56%(f)	0.62%	1.21%	0.73%(f)
After waiver	0.56%(f)	0.62%	1.22%	0.77%(f)
Portfolio turnover rate(g)	9%(e)	17%	13%	20%

(a)	Class L inception date was August 12, 2011.

(b)	Per share amounts are based upon average shares outstanding.

(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.

(e)	Not annualized for periods less than one full year.

(f)	Annualized.

(g)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.
Semi-Annual Report - June 30, 2014

GREAT-WEST FUNDS, INC.

GREAT-WEST S&P SMALL CAP 600® INDEX FUND
Notes to Financial Statements
(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Great-West Funds are also Investment Companies under Accounting Standards Codification (ASC) Topic 946. Great-West Funds presently consists of sixty-two funds. Interests in the Great-West S&P Small Cap 600® Index Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of Great-West Funds. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the Standard & Poor’s SmallCap 600 Stock Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.

The Fund offers two share classes, referred to as Initial Class and Class L shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value.  Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service.  Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are

Semi-Annual Report - June 30, 2014

implemented. The fair value for some securities may be obtained from pricing services or other pricing sources.  The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Domestic Common Stock	Exchange traded close or bid price.
Foreign Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Other Financial Investments:
Futures Contracts	Exchange traded close price.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

As of June 30, 2014, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments. The Fund recognizes transfers between levels as of the beginning of the reporting period. There were no transfers between Levels 1, 2 and 3 during the period.

	Level 1	Level 2	Level 3	Total
Assets

Investments, at fair value:
Equity Investments:
Domestic Common Stock	$720,731,921	$—	$—	$720,731,921
Foreign Common Stock	1,204,728	—	—	1,204,728
Short Term Investments	—	51,471,939	—	51,471,939
Other Financial Investments:
Futures Contracts (a)	41,628	—	—	41,628
Total Assets	$721,978,277	$51,471,939	$0	$773,450,216

(a)	Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the

Semi-Annual Report - June 30, 2014

securities to the same counterparty at a specified time, price and interest rate.  The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of Great-West Funds, may invest in repurchase agreement transactions and/or hold repurchase agreement positions as a form of securities lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Distributions to Shareholders

Distributions from net investment income of the Fund, if any, are declared and paid semi-annually. Income distributions are reinvested in additional shares at net asset value. Distributions from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO). Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

As of and during the period ended June 30, 2014, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2010 through 2013. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book and tax basis differences. The differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for Real Estate Investment Trust securities. The differences have no impact on net assets or the results of operations. The character of distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

Application of Recent Accounting Pronouncements

In June 2013, the Financial Accounting Standards Board issued ASU No. 2013-08 “Financial Services – Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements” (ASU No. 2013-08).  ASU No. 2013-08 requires an entity to change the approach used to determine whether it is considered an investment company.  ASU No. 2013-08 requires an investment company to measure non-controlling ownership interests in other investment companies at fair value rather than using the equity method of accounting.  ASU No. 2013-08 requires additional disclosures regarding the fact that the entity is an investment company, information about changes, if any, in the entity’s status as an investment company and information about financial support provided or contractually required to be provided by an investment company to any of its investees.  ASU No. 2013-08 is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. The Fund adopted ASU No. 2013-08

Semi-Annual Report - June 30, 2014

for its fiscal year beginning January 1, 2014. The adoption of ASU No. 2013-08 did not have an impact on the Fund’s financial position or the results of its operations.

2. RISK EXPOSURES AND USE OF DERIVATIVE INVESTMENTS

The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.

In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risk:

Equity Risk - The risk that a change in the value of equity securities as they relate to increases or decreases in the general market.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Financial Futures Contracts

A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date.

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations.

The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index.  Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized.  The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 79 futures contracts for the reporting period.

Valuation of derivative investments as of June 30, 2014 is as follows:

Asset Derivatives
Derivatives Not Accounted for as Hedging Investments	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation on investments and futures contracts	$41,628(a)

(a) Includes cumulative appreciation of futures contracts as reported in the Fund's Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Semi-Annual Report - June 30, 2014

The effect of derivative investments for the period ended June 30, 2014 is as follows:

	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Derivatives Not Accounted for as Hedging Investments	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Equity contracts (futures contracts)	Net realized gain on futures contracts	$764,441	Net change in unrealized depreciation on futures contracts	$(153,038)

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Mellon Capital Management Corporation.  The Fund is not responsible for payment of the sub-advisory fees.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.  The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders.  The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares.  The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Fund.  The amount waived, if any, is reflected in the Statement of Operations.

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds.  The total compensation paid to the independent directors with respect to all sixty-two funds for which they serve as directors was $213,625 for the period ended June 30, 2014.

4. PURCHASES AND SALES OF INVESTMENTS

For the period ended June 30, 2014, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $115,281,732 and $61,111,121, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

5. UNREALIZED APPRECIATION (DEPRECIATION)
At June 30, 2014, the U.S. Federal income tax cost basis was $586,266,850. The Fund had gross appreciation of investments in which there was an excess of value over tax cost of $219,681,458 and gross depreciation of investments in which there was an excess of tax cost over value of $32,539,720 resulting in net appreciation of $187,141,738.

6. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2014 the Fund had securities on loan valued at $47,189,479 and received collateral of $48,471,942 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.

Semi-Annual Report - June 30, 2014

Availability of Quarterly Portfolio Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approval

The Board of Directors (the “Board”) of Great-West Funds, including the Directors who are not interested persons of Great-West Funds (the “Independent Directors”), at a meeting held on April 17, 2014 (the “Meeting”), approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Great-West Funds and Great-West Capital Management, LLC (“GWCM”), and (ii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between Great-West Funds, GWCM, and Mellon Capital Management Corporation (the “Sub-Adviser”).
Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund. In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreement with Board approval but without shareholder approval. Under this structure, GWCM is also responsible for monitoring and evaluating the performance of the Sub-Adviser and for recommending the hiring, termination and replacement of the Sub-Adviser to the Board.
Pursuant to the Sub-Advisory Agreement, the Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the Fund, and for making decisions to buy, sell or hold any particular security.
On March 25, 2014, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by GWCM and the Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreement (collectively, the “Agreements”) and with representatives of Lipper, Inc. (“Lipper”), an independent provider of investment company data, and the GWCM Asset Allocation Committee to review comparative information on the Fund’s investment performance, fees and expenses. The Independent Directors also considered additional information provided in response to their requests made following the March meeting.
In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board.
Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and the Sub-Adviser. Among other things, the Board considered, as applicable, each adviser’s personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. The Board also reviewed, as applicable, the qualifications, background and responsibilities of the senior personnel serving the Fund and the portfolio management team responsible for the day-to-day management of the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. Consideration also was given to the fact that the Board meets with representatives of the Sub-Adviser at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, was taken into account. The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Adviser.
Investment Performance
The Board considered the investment performance of the Fund. The Board reviewed performance information for the Fund’s Initial Class as compared against the index the Fund is designed to track and the performance of a peer group of funds selected by Lipper. This information included annualized returns for the one-, three-, five- and ten- year periods ended December 31, 2013. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to returns of the index the Fund is designed to track and its peer group. In addition, the Board noted that it also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index.
The Board noted that, although the Fund underperformed its index for the one-, three, five- and ten-year periods ended December 31, 2013 primarily due to the Fund’s expenses, the Fund was in the first, first, second and second quartiles of its peer group for the annualized one-, three-, five- and ten-year periods ended December 31, 2013, respectively (the first quartile being the best performers and the fourth quartile being the worst performers). The Board determined that it was satisfied with the investment performance of the Fund.
Costs and Profitability
The Board considered the costs of services provided and profits estimated to have been realized by GWCM and the Sub-Adviser from their relationships with the Fund. With respect to the costs of services, the Board considered the unified investment management fee structure of the Fund and the level of the investment management fees payable by the Fund. In addition, the Board noted that GWCM, not the Fund, pays the sub-advisory fee to the Sub-Adviser and that such fee was negotiated at arm’s length between GWCM and the Sub-Adviser. In evaluating the management fee and total expense ratio of the Fund’s Initial Class, the Board considered the fees payable by and the total expense ratios of a peer group of funds managed by other investment advisers, as determined by Lipper, and of the entire Lipper peer universe. Specifically, the Board considered the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) and the Fund’s management fee less certain non-management expenses such as audit and legal expenses (the “Management Fee Less Non-Management Expenses”) in comparison to the contractual management fees of the peer group of funds, the Fund’s management fee less such non-management expenses and less the administrative services fee GWCM pays its affiliate for such services (the “Management Fee Less Non-Management Expenses and Administrative Services Fee”) in comparison to the management fees of the peer group of funds less intermediary fees paid by such funds as estimated by GWCM, and the Fund’s total expense ratio including and excluding the administrative services fees GWCM pays its affiliate in comparison to the peer group funds’ total expense ratios including and excluding intermediary fees paid by such funds as estimated by GWCM. In addition, the Board considered the Fund’s Management Fee Less Non-Management Expenses and the Fund’s Management Fee Less Non-Management Expenses and Administrative Services Fee in comparison to the average and median contractual management fees and management fees less intermediary fees as estimated by GWCM, respectively, of the peer universe of funds. The Board also considered the Fund’s total expense ratio in comparison to the average and median expense ratios for all funds in the peer group and peer universe.
Based on the information provided, the Board noted that the Fund’s Contractual Management Fee, Management Fee Less Non-Management Expenses and Management Fee Less Non-Management Expenses and Administrative Services Fee were the highest or among the highest respective management fee in comparison to the contractual management fees and management fees less estimated intermediary fees of its peer group of funds. The Board further noted that the Fund’s total annual operating expense ratio was in the third quartile of its peer group (with the first quartile being the lowest expenses and the fourth quartile being the highest expenses) and was greater than the average and median of its peer group and peer universe. The Board considered management’s representation that one of the seven funds in its peer group is not sold in distribution channels similar to the Fund’s and that the Fund compared more favorably relative to the other funds in the peer group.
The Board also received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund.
The Board further considered the overall financial soundness of GWCM and the Sub-Adviser and the profits estimated to have been realized by GWCM and its affiliates and, to the extent available, by the Sub-Adviser. The Board reviewed the financial statements and profitability information from GWCM and the Sub-Adviser. In evaluating the information provided by GWCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose. The Board further noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also reviewed GWCM’s profitability information compared against the revenues of certain publicly-traded advisers to fund complexes and considered that while GWCM’s profitability is reasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser’s assumptions regarding allocations of revenue and expenses. Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates and the Sub-Adviser were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale
The Board considered the extent to which economies of scale may be realized as the Fund grows and whether current fee levels reflect these economies of scale for the benefit of investors. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Based on the information provided, the Board concluded, although there were no current breakpoints in the management fee, any economies of scale currently being realized were appropriately being reflected in the management fee paid by the Fund.
Other Factors
The Board considered ancillary benefits derived or to be derived by GWCM or the Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. The Board noted where services were provided to the Fund by affiliates of GWCM or the Sub-Adviser. The Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWCM’s parent company, Great-West Life and Annuity Insurance Company, and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits. The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM or the Sub-Adviser.
Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Agreements continue to be fair and reasonable and that the continuation of the Agreements is in the best interests of the Fund.
ITEM 2.    CODE OF ETHICS.

Not required in filing.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.     INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.     PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.     SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.     CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)
The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.     EXHIBITS.

(a)    (1) Not required in filing.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:    /s/ Charles Nelson
Charles Nelson
President and Chief Executive Officer

Date:    August 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Charles Nelson
Charles Nelson
President and Chief Executive Officer

Date:    August 29, 2014

By:    /s/ Mary Maiers
Mary Maiers
Chief Financial Officer & Treasurer

Date: August 29, 2014